Related parties (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Transaction with ING Group's main associates and joint ventures

Transactions with ING Group’s main associates and joint ventures
	Associates		Joint ventures
in EUR million	2025	2024	2025	2024
Assets	117	142	0	0
Liabilities	242	263	7	10
Off-balance sheet commitments	18	23	0	0

Income received	21	16	0	0
Expenses paid	0	2	0	0

Summary of information about key management personnel

Key management personnel compensation (Executive Board and Management Board Banking)
2025 in EUR thousands	Executive Board of ING Groep N.V.	Management Board Banking [1]	Total
Fixed Compensation
– Base salary	4,615	4,306	8,921
– Collective fixed allowances [2]	1,094	984	2,078
– Pension costs	83	111	194
– Severance benefits [3]	1,347	444	1,791
Variable compensation
– Upfront cash		745	745
– Upfront shares	330	745	1,075
– Deferred cash		1,118	1,118
– Deferred shares	494	1,118	1,613
– Other emoluments [4]	340	468	808
Total compensation	8,302	10,041	18,343
[1]Excluding members of the Management Board Banking that are also members of the Executive Board of ING Groep N.V.
[2]The collective fixed allowances consist of two savings allowances applicable to employees in the Netherlands; an individual savings allowance of 3.5%
and a collective savings allowance to compensate for the loss of pension benefits with respect to salary in excess of EUR 137,800.
3In accordance with the Executive Board remuneration policy and with due observance of applicable legal requirements, a severance payment equal to one year's base salary has been granted.
[4]This includes expatriate allowances (such as housing, school/tuition fees and international health insurances, if applicable); banking and insurance benefits from ING (on the same terms as for other employees of ING in the Netherlands); tax and financial planning services to ensure compliance with the relevant legislative requirements; and the use of a company car or driver service.

Key management personnel compensation (Executive Board and Management Board Banking)
2024 in EUR thousands	Executive Board of ING Groep N.V.	Management Board Banking [1]	Total
Fixed Compensation
– Base salary	4,388	3,598	7,987
– Collective fixed allowances [2]	1,033	790	1,823
– Pension costs	84	95	179
– Severance benefits
Variable compensation
– Upfront cash		609	609
– Upfront shares	302	609	911
– Deferred cash		914	914
– Deferred shares	453	914	1,367
– Other emoluments [3]	306	418	724
Total compensation	6,566	7,948	14,513
[1]Excluding members of the Management Board Banking that are also members of the Executive Board of ING Groep N.V.
[2]The collective fixed allowances consist of two savings allowances applicable to employees in the Netherlands; an individual savings allowance of 3.5%
and a collective savings allowance to compensate for the loss of pension benefits with respect to salary in excess of EUR 137,800.
[3]This includes expatriate allowances (such as housing, school/tuition fees and international health insurances, if applicable); banking and insurance benefits from ING (on the same terms as for other employees of ING in the Netherlands); tax and financial planning services to ensure compliance with the relevant legislative requirements; reimbursement of costs under the Directors & Officers indemnity provided by ING; and the use of a company car or driver service.

Key management personnel compensation (Executive Board and Management Board Banking)
2023	Executive Board of ING Groep N.V.	Management Board Banking [1]	Total
in EUR thousands
Fixed Compensation
– Base salary	4,220	4,200	8,420
– Collective fixed allowances [2]	1,002	887	1,889
– Pension costs	78	107	185
– Severance benefits		734	734
Variable compensation
– Upfront cash		598	598
– Upfront shares	293	598	891
– Deferred cash		897	897
– Deferred shares	439	897	1,336
– Other emoluments [3]	344	487	832
Total compensation	6,376	9,405	15,782
[1]Excluding members of the Management Board Banking that are also members of the Executive Board of ING Groep N.V.
[2]The collective fixed allowances consist of two savings allowances applicable to employees in the Netherlands; an individual savings allowance of 3.5%
and a collective savings allowance to compensate for loss of pension benefits with respect to salary in excess of EUR 128,810.
[3]This includes amongst others: housing, school/tuition fees, international health insurance, relocation costs and tax and financial planning.

Summary of key management personnel compensation of supervisory board	The table below shows the total of fixed remuneration, expense allowances and attendance fees for the
Supervisory Board in 2025, 2024 and 2023.

Key management personnel compensation (Supervisory Board)
in EUR thousands	2025	2024	2023
Total compensation	1,434	1,191	1,152

Disclosure of shares and stock options to key management

Number of ING Groep N.V. shares to key management personnel
	ING Groep N.V. shares
in numbers	2025	2024
Executive Board members	178,187	152,652
Management Board Banking	415,008	343,055
Supervisory Board members	9,395	5,295